Prepaid expenses and other current assets (Tables)	12 Months Ended
Dec. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of prepaid expenses and other current assets

Prepaid expenses and other current assets consist of the following:

	At December 31,
	2023	2022	2021
	(Euro)
Value Added Tax (VAT)	€1,170,634	€912,423	€820,780
Research and development tax credit	833,000	650,000	600,000
Advances payments to suppliers	34,108	41,149	58,009
Other current assets	64,664	219,400	21,987
Other prepaids	378,148	103,540	18,247
Total	€2,480,554	€1,926,512	€1,519,023